Taxation (Details) - Schedule of Movements of the Valuation Allowance - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Movements of the Valuation Allowance [Abstract]
Balance at the beginning of the year/period	¥ (390,721)	¥ (384,382)
Changes of valuation allowances	(3,065)	(6,339)
Balance at the end of the year/period	¥ (393,786)	¥ (390,721)